Merchandise Inventories, Net (Details) - Schedule of merchandise inventories - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Merchandise Inventories, Net (Details) - Schedule of merchandise inventories [Line Items]
Merchandise inventories, net	$ 7,187,800	$ 31,351,002	[1]
Beauty Products [Member]
Merchandise Inventories, Net (Details) - Schedule of merchandise inventories [Line Items]
Subtotal	3,866,209	28,452,718
Health Products [Member]
Merchandise Inventories, Net (Details) - Schedule of merchandise inventories [Line Items]
Subtotal	714,601	1,054,436
Other Products [Member]
Merchandise Inventories, Net (Details) - Schedule of merchandise inventories [Line Items]
Subtotal	$ 2,606,990	$ 1,843,848

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.